Equity	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Equity [Abstract]
Equity

Note 15 – Equity

Common Stock

The authorized capital stock of the Company consists of 500,000,000 shares of Common Stock at a par value of $0.001 per share.

Dividend Rights

Subject to the prior or equal rights of holders of all classes of stock at the time outstanding having prior or equal rights as to dividends, the holders of the Company’s Common Stock may receive dividends out of funds legally available if the Board of Directors, in its discretion, determines to issue dividends and then only at the times and in the amounts that the Board of Directors may determine. The Company has not paid any dividends on the Company’s Common Stock and do not contemplate doing so in the foreseeable future.

Voting Rights

Each holder of the Common Stock is entitled to one vote for each share of Common Stock held by such stockholder.

No Preemptive or Similar Rights

The Company’s Common Stock is not entitled to preemptive rights, and is not subject to conversion, redemption or sinking fund provisions.

Liquidation

In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the Common Stock.

The following is a summary of common stock issuances for the three months ended September 30, 2022:

●	During the three months ended September 30, 2022, as part of the September 2022 Offering, the Company sold 30,000,000 units at $0.25, consisting of one share of Common Stock and one warrant with an exercise price of $0.25, for gross proceeds of $7,536,000. The Company recorded the issuance of these shares at a fair value of $1,568,130 comprised of $6,854,418 of cash received from the offering equal to the gross proceeds, net of $681,582 issuance costs, and net of the fair value of the September 2022 Warrant liability of $5,286,288, calculated on issuance. The proceeds from the offering were designated for general working capital and to pay to the Holder of the Senior Convertible Note an amount of $2,778,427, including $2,265,928 equal to 50% of the gross proceeds over $2,000,000 following the payment of 7% in offering fees including underwriting discounts and $512,500 equal to the Holders participation in the September 2022 Offering, that was applied as a reduction of principal (see Note 11).

The following is a summary of common stock issuances for the three months ended September 30, 2021:

●	During the three months ended September 30, 2021, the Company issued 78,527 shares of Common Stock for services with a weighted average fair value of $7.31 per share or $574,299 in the aggregate.

●	During the three months ended September 30, 2021, the Company issued 8,500 shares of Common Stock from the exercise of stock options with a weighted average exercise price of $4.82 or $40,969 in the aggregate.

At-the Market Equity Offering Program

On September 3, 2021, the Company entered “at the market” equity offering program to sell up to an aggregate of $20,000,000 of Common Stock. The shares are being issued pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333-252370) and the Company filed a prospectus supplement, dated September 3, 2021 with the SEC in connection with the offer and sale of the shares pursuant to the Equity Distribution Agreement with the broker. There were no shares sold under the ATM for the three months ended September 30, 2022 and 1,165,813 shares sold under the ATM during the year ended June 30, 2022 for gross proceeds of $4,005,267. The agreement between the Company and Maxim Group LLC governing the ATM expired on September 3, 2022. At this time, the Company does not plan to sign a new ATM agreement.

Common Stock Warrants

On September 19, 2022, the Company closed the September 2022 Offering, in which it sold 30,000,000 units at $0.25 consisting of one share of Common Stock and one September 2022 Warrant exercisable at any time after issuance for one share of Common Stock of the Company for a total of 30,000,000 September 2022 Warrants at an exercise price of $1.00. On the offering date the underwriters of the September 2022 Offering exercised the over-allotment option to purchase 3,600,000 additional September 2022 Warrants to purchase shares at a price of $0.01 per warrant. The Company received net proceeds of $36,000. There were no September 2022 Warrants exercised during the three months ended September 30, 2022 and all September 2022 Warrants were outstanding as of September 30, 2022. The September 2022 Warrants expire on September 19, 2027.

On March 2, 2022, the Company closed the March 2022 Offering, in which it sold 15,000,000 units at $1.00 consisting of one share of Common Stock and one March 2022 Warrant exercisable at any time after issuance for one share of Common Stock of the Company for a total of 15,000,000 March 2022 Warrants at an exercise price of $1.00. On April 1, 2022 the underwriters of the March 2022 Offering exercised the over-allotment option to purchase 2,250,000 additional March 2022 Warrants to purchase shares at a price of $0.01 per warrant. The Company received net proceeds of $20,925. There were no March 2022 Warrants exercised during the three months ended September 30, 2022 and all March 2022 Warrants were outstanding as of September 30, 2022. The March 2022 Warrants expire on March 2, 2027.

On June 2, 2021, the Company issued 2,000,000 Series A Warrants and 2,000,000 Series B Warrants with an exercise price of $17.50 per share to the Holder of the Senior Convertible Note. There were no Series A Warrants exercised during the three months ended September 30, 2022. At September 30, 2022, the Series B Warrants are exercisable to the extent the Company has redeemed the principal under the Senior Convertible Note. The Series A Warrants expire on June 2, 2025 and the Series B Warrants expire on June 2, 2023.

On April 16, 2020, the Company closed an offering, (the “April 2020 Offering”), in which it sold 1,980,000 units consisting of one share of Common Stock and one Unit A Warrant and one Unit B Warrant, for a total of 3,960,000 warrants, with each warrant entitling the holder to purchase one share of Common Stock priced at $4.25 per share. The Company issued an additional 209,400 Unit A Warrants and 209,400 additional Unit B Warrants to the underwriter pursuant to an over-allotment option each entitling the holder to purchase one share of Common Stock at $0.01 per share. There were 1,136,763 of Unit A Warrants outstanding on September 30, 2022. The Unit A Warrants expire on April 14, 2025. The Unit B Warrants expired one year from the date of issuance on April 19, 2021 and there were no Unit B Warrants outstanding at September 30, 2022.

In connection with the April 2020 Offering the Company also issued 1,217,241 shares of Common Stock and 2,434,482 warrants (“Conversion Warrants”) to purchase one share of Common Stock at $4.25 per share upon the conversion of $4,138,585 of the Company’s convertible debt and accrued interest. There were 40,582 Unit A Conversion Warrants outstanding at September 30, 2022. The Unit B Conversion Warrants have been fully exercised for shares of Common Stock.

A summary of the warrant activity follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Intrinsic Value
Outstanding, July 1, 2021	5,350,558	$14.19	3.14	8,743,588
Issued	17,250,000	1.00
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding, June 30, 2022	22,600,558	$4.12	4.07	-
Issued	33,600,000	0.25
Exercised	-	-
Forfeited or cancelled	-	-
Outstanding September 30, 2022	56,200,558	$1.81	4.51	-

Common Stock Options

On September 10, 2020, the Company’s Board of Directors adopted the 2020 Equity and Incentive Plan (the “2020 Plan”) that provides for the issuance of incentive and non-qualified stock options, restricted stock, restricted stock units and stock appreciation rights to officers, employees, directors, consultants, and other key persons. Under the 2020 Plan, the maximum number of shares of Common Stock authorized for issuance was 1,500,000 shares. Each year on January 1, for a period of up to nine years, the maximum number of shares authorized for issuance under the 2020 Plan is automatically increased by 233,968 shares. At September 30, 2022, there was a maximum of 1,967,936 shares of Common Stock authorized for issuance under the 2020 Plan. There were no additional equity awards eligible for issuance from the 2017 Stock Incentive Plan that had been adopted by the Company on August 1, 2017. The outstanding stock options granted under the 2017 Stock Incentive Plan were transferred to the 2020 Plan. As of September 30, 2022, there were 986,810 shares of Common Stock available for future issuance under the 2020 Plan.

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2021	474,676	$5.49
Granted	1,120,150	6.71
Exercised	(14,000)	4.82
Cancelled	(470,300)	6.54
Outstanding, June 30, 2022	1,110,526	$6.29
Granted	-	-
Exercised	-	-
Cancelled	(129,400)	6.56
Outstanding, September 30, 2022	981,126	$6.25

As of September 30, 2022, the weighted average remaining life of the options outstanding was 3.83 years. There are 981,126 options exercisable at September 30, 2022, with a weighted average exercise price of $6.25.

Stock Based Compensation

During the three months ended September 30, 2022 and 2021, the Company recorded stock-based compensation expense of $921,991 and $308,073, respectively, for the amortization of stock options and the issuance of Common Stock to employees and contractors for services which has been recorded as general and administrative expense in the unaudited condensed consolidated statements of operations.

As of September 30, 2022, there was no remaining unamortized stock compensation for stock options. No options were granted during the three months ended September 30, 2022.

Note 16 – Equity

Common Stock

The authorized capital stock of the Company consists of 500,000,000 shares of Common Stock at a par value of $0.001 per share.

Dividend Rights

Subject to the prior or equal rights of holders of all classes of stock at the time outstanding having prior or equal rights as to dividends, the holders of the Company’s Common Stock may receive dividends out of funds legally available if the Board of Directors, in its discretion, determines to issue dividends and then only at the times and in the amounts that the Board of Directors may determine. The Company has not paid any dividends on the Company’s Common Stock and do not contemplate doing so in the foreseeable future.

Voting Rights

Each holder of the Common Stock is entitled to one vote for each share of Common Stock held by such stockholder.

No Preemptive or Similar Rights

The Company’s Common Stock is not entitled to preemptive rights, and is not subject to conversion, redemption or sinking fund provisions.

Liquidation

In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the Common Stock.

The following is a summary of Common Stock issuances for the year ended June 30, 2022:

●	During the year ended June 30, 2022, as part of the March 2022 Offering, the Company sold 15,000,000 units at $1.00, consisting of one share of Common Stock and one warrant with an exercise price of $1.00, for gross proceeds of $15,020,925. The Company recorded the issuance of these shares at a fair value of $3,449,925 comprised of $13,625,925 of cash received from the offering equal to the gross proceeds, net of $1,395,000 issuance costs, and net of the fair value of the March 2022 Warrant liability of $9,553,500 and the April 2022 Overallotment Warrants liability of $607,500, respectively, calculated on issuance. The proceeds from the offering were designated for general working capital and to pay to the Holder of the Senior Convertible Note an amount equal to 30% of the gross proceeds to be applied as a reduction of principal (see Note 12). At June 30, 2022 the Company has not remitted payment to the Holder and principal remains at $35,000,000.

●	During the year ended June 30, 2022, the Company issued 332,527 shares of Common Stock for services with a weighted average fair value of $2.25 per share or $748,149 in the aggregate.

●	During the year ended June 30, 2022, the Company issued 14,000 shares of Common Stock from the exercise of stock options with a weighted average exercise price of $4.82 per share or $67,479 in the aggregate.

●	During the year ended June 30, 2022, the Company issued 1,165,813 shares of Common Stock, with aggregate proceeds of $4,005,267, or $3,885,109 net of issuance costs, and a weighted average exercise price of $3.44, under its ATM program (see below).

●	During the year ended June 30, 2022, the holder of the Senior Convertible Note converted an aggregate conversion value of $10,652,648 into 2,514,459 shares of Common Stock, with a weighted average conversion price of $4.24.

The following is a summary of Common Stock issuances for the year ended June 30, 2021:

●	On February 11, 2021, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain investors resulting in the raise of $30,000,000 in gross proceeds for the Company. Pursuant to the terms of the Purchase Agreement, the Company agreed to sell, in a registered direct offering, an aggregate of 2,000,000 shares (the “Shares”) of the Company’s Common Stock, par value $0.001 per share at a price of $15.00 per Share. The offering was consummated on February 16, 2021, at which time the Company received net proceeds of $27,340,000.

●	On July 31, 2020, the Company issued 650,000 shares of Common Stock as a component of the purchase consideration for Argyll. The Company recorded the issuance of these shares at fair value in the amount of $3,802,500. During the year ended June 30, 2021, the Company also issued 1,000,000 shares of Common Stock in connection with the exercise of warrants that were included as a component of the purchase consideration paid for Argyll. The warrants entitled the holder to purchase one share of Common Stock at $8.00 per share. The Company recorded the issuance of these shares at the settlement date fair value of $15,480,000 comprised of $8,000,000 of cash received from the exercise, and non-cash settlement of the warrant liability totaling $7,480,000. The warrant liability established on the date of acquisition of Argyll was $2,750,076 and subsequently increased to the settlement date fair value by recording a charge of $4,729,924 in the statement of operations for the year ended June 30, 2021. Refer to discussion of the Argyll acquisition at Note 3.

●	During the year ended June 30, 2021, the Company issued a total of 187,616 shares of Common Stock as a component of the purchase consideration for FLIP, inclusive of share consideration paid to settle a portion of the purchase consideration that was recorded as a contingent liability. The Company recorded the issuances of these shares at a total fair value of $2,217,621, which includes the initial issuance of 93,808 shares of Common Stock at a fair value of $411,817 on September 3, 2020, and the subsequent issuance of 93,808 shares of Common Stock on March 3, 2021 at a fair value of $1,805,804 in settlement of contingent purchase consideration. Refer to discussion of the FLIP acquisition at Note 3.

●	On January 21, 2021, the Company issued 292,511 shares of Common Stock as a component of the purchase consideration for EGL. The Company recorded the issuance of these shares at fair value in the amount of $2,193,833. On May 21, 2021, the Company issued an additional 63,109 shares of Common Stock with a fair value of $597,650 to settle contingent holdback purchase consideration for the EGL acquisition. Refer to discussion of the EGL acquisition at Note 3.

●	On June 1, 2021, the Company issued 830,189 shares of Common Stock with a fair value of $9,273,211 in connection with the acquisition of GGC.

●	On June 1, 2021, the Company issued 528,302 shares of Common Stock with a fair value of $5,901,133 in connection with the acquisition of Helix Holdings, LLC.

●	During the year ended June 30, 2021, the Company issued 5,503,167 shares of Common Stock for the exercise of warrants with a weighted average exercise price of $4.86 per share or $26,737,849 in the aggregate. The warrants issued for shares of Common Stock in the statement of stockholders’ equity (deficit) also includes the cash received of $8,000,000 from the exercise of warrants issued in the acquisition of Argyll, and the non-cash settlement of the related warrant liability of $7,480,000, discussed above. The Company recorded issuance costs of $197,627 related to the issuance of warrants during the year ended June 30, 2021.

●	During the year ended June 30, 2021, the Company issued 5,333 shares of Common Stock from the exercise of stock options with a weighted average exercise price of $8.37 per share or $44,637 in the aggregate.

●	During the year ended June 30, 2021, the Company issued 602,695 shares of its Common Stock for services rendered with a weighted average fair value of $4,024,746 per share or $6.68 in the aggregate.

At-the Market Equity Offering Program

On September 3, 2021, the Company entered “at the market” equity offering program to sell up to an aggregate of $20,000,000 of Common Stock. The shares are being issued pursuant to the Company’s shelf registration statement on Form S-3 (File No. 333-252370) and the Company filed a prospectus supplement, dated September 3, 2021 with the SEC in connection with the offer and sale of the shares pursuant to the Equity Distribution Agreement with the broker. There were 1,165,813 shares sold under the ATM during the year ended June 30, 2022 for gross proceeds of $4,005,267. The agreement between the Company and Maxim Group LLC governing the ATM expired on September 3, 2022. At this time, the Company does not plan on signing a new ATM agreement.

Common Stock Warrants

On March 2, 2022, the Company closed the March 2022 Offering, in which it sold 15,000,000 units at $1.00 consisting of one share of Common Stock and one March 2022 Warrant exercisable at any time after issuance for one share of Common Stock of the Company for a total of 15,000,000 March 2022 Warrants at an exercise price of $1.00. On April 1, 2022 the underwriters of the March 2022 Offering exercised the over-allotment option to purchase 2,250,000 additional March 2022 Warrants to purchase shares at a price of $0.01 per warrant. The Company received net proceeds of $20,925. There were no March 2022 Warrants or April 2022 Overallotment Warrants exercised during the year ended June 30, 2022 and all March 2022 Warrants and April 2022 Overallotment Warrants were outstanding as of June 30, 2022.

On July 31, 2020, the Company issued 1,000,000 warrants in connection with its acquisition of Argyll with an exercise price of $8.00. These warrants were exercised during the year ended June 30, 2021. On June 2, 2021, the Company also issued 2,000,000 Series A Warrants and 2,000,000 Series B Warrants with an exercise price of $17.50 per share to the Holder of the Senior Convertible Note. There were no Series A Warrants exercised during the year ended June 30, 2022. The Series B Warrants may not be exercised until there is a redemption of principal under the Senior Convertible Note. The Series B Warrants were not exercisable at June 30, 2022.

On April 16, 2020, the Company closed an offering, (the “April 2020 Offering”), in which it sold 1,980,000 units consisting of one share of Common Stock and one Unit A Warrant and one Unit B Warrant, for a total of 3,960,000 warrants, with each warrant entitling the holder to purchase one share of Common Stock priced at $4.25 per share. The Company issued an additional 209,400 Unit A Warrants and 209,400 additional Unit B Warrants to the underwriter pursuant to an over-allotment option each entitling the holder to purchase one share of Common Stock at $0.01 per share. There were 1,136,763 of Unit A Warrants outstanding on June 30, 2022. The Unit B Warrants expired one year from the date of issuance on April 19, 2021 and there were no Unit B Warrants outstanding at June 30, 2022.

In connection with the April 2020 Offering the Company also issued 1,217,241 shares of Common Stock and 2,434,482 warrants (“Conversion Warrants”) to purchase one share of Common Stock at $4.25 per share upon the conversion of $4,138,585 of the Company’s convertible debt and accrued interest. There were 40,582 Unit A Conversion Warrants outstanding at June 30, 2022. The Unit B Conversion Warrants have been fully exercised for shares of Common Stock.

A summary of the warrant activity follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Intrinsic Value
Outstanding, July 1, 2020	5,264,592	$4.28	0.86	$14,654,296
Issued	5,603,674	14.38
Exercised	(5,503,167)	4.88
Forfeited or cancelled	(14,541)	4.25
Outstanding, June 30, 2021	5,350,558	14.19	3.14	8,743,588
Issued	17,250,000	1.00
Exercised	—	—
Forfeited or cancelled	—	—
Outstanding June 30, 2022	22,600,558	4.12	4.07	—

Common Stock Options

On September 10, 2020, the Company’s Board of Directors adopted the 2020 Equity and Incentive Plan (the “2020 Plan”) that provides for the issuance of incentive and non-qualified stock options, restricted stock, restricted stock units and stock appreciation rights to officers, employees, directors, consultants, and other key persons. Under the 2020 Plan, the maximum number of shares of Common Stock authorized for issuance was 1,500,000 shares. Each year on January 1, for a period of up to nine years, the maximum number of shares authorized for issuance under the 2020 Plan is automatically increased by 233,968 shares. At June 30, 2022, there was a maximum of 1,967,936 shares of Common Stock authorized for issuance under the 2020 Plan. There were no additional equity awards eligible for issuance from the 2017 Stock Incentive Plan that had been adopted by the Company on August 1, 2017. The outstanding stock options granted under the 2017 Stock Incentive Plan were transferred to the 2020 Plan. As of June 30, 2022, there were 857,410 shares of Common Stock available for future issuance under the 2020 Plan.

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding, June 30, 2020	51,942	$10.50
Granted	436,400	4.96
Exercised	(5,333)	8.37
Cancelled	(8,333)	4.09
Outstanding, June 30, 2021	474,676	5.49
Granted	1,120,150	6.71
Exercised	(14,000)	4.82
Cancelled	(470,300)	6.54
Outstanding, June 30, 2022	1,110,526	$6.29

As of June 30, 2022, the weighted average remaining life of the options outstanding was 4.10 years. There are 1,069,432 options exercisable at June 30, 2022, with a weighted average exercise price of $6.27.

Stock Based Compensation

During the year ended June 30, 2022 and 2021, the Company recorded stock-based compensation expense of $5,165,653 and $4,129,726, respectively, for the amortization of stock options and the issuance of Common Stock to employees and contractors for services which has been recorded as general and administrative expense in the consolidated statements of operations.

The Company had previously recognized stock-based compensation expense of $927,855 during its year ended June 30, 2020 related to the issuance of 117,450 shares of Common Stock for services rendered, comprised of 1,333 shares granted to management, 16,966 shares granted to employees, and 99,151 shares granted to consultants. At June 30, 2020, the Company recorded the fair value of these shares issued as liabilities to be settled in stock. During the first quarter of the Company’s fiscal year ended June 30, 2021, the Company settled the balance of the liabilities to be settled in stock through the issuance of Common Stock in a non-cash transaction.

As of June 30, 2022, unamortized stock compensation for stock options was $1,074,485 with a weighted-average recognition period of 0.25 years. The options granted during the year ended June 30, 2022 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

Year ended June 30, 2022
Expected term, in years	2.81
Expected volatility	150.82%
Risk-free interest rate	0.45%
Dividend yield	—
Grant date fair value	$5.34

As of June 30, 2021, unamortized stock compensation for stock options was $598,105 with a weighted-average recognition period of 0.60 years. The options granted during the year ended June 30, 2021 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

Year ended June 30, 2021
Expected term, in years	2.76
Expected volatility	132.60%
Risk-free interest rate	0.32%
Dividend yield	—
Grant date fair value	$3.41